SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves
Balance at beginning of period	$ 1,133	$ 856	$ 240
Charges to earnings	656	114	86
Charges to other accounts	87	384	533
Deductions	(137)	(221)	(3)
Balance at end of period	1,739	1,133	856
Deferred Tax Valuation Allowance
Movement in Valuation Allowances and Reserves
Balance at beginning of period	24,805	23,202	24,375
Charges to earnings	300	1,286	(915)
Charges to other accounts	(1,861)	317	(258)
Deductions	0	0	0
Balance at end of period	23,244	24,805	23,202
Other Reserves
Movement in Valuation Allowances and Reserves
Balance at beginning of period	2,098	2,203	1,901
Balance at end of period	$ 2,514	$ 2,098	$ 2,203